Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CONTINUING OPERATIONS:
REVENUES	$ 35	$ 753	$ 1,062	$ 558
COST OF REVENUES	45	430	699	243
GROSS PROFIT (LOSS)	(10)	323	363	315
OPERATING EXPENSES:
Salaries and salary related costs, including non-cash share-based compensation of $2,722 and $20,592 for 2019 and 2018, respectively (Note 13)			4,848	25,962
Professional fees and consulting, including non-cash share-based compensation of $405 and $2,860 for 2019 and 2018, respectively (Note 13)			1,315	4,812
Selling, general and administrative	1,550	2,091	1,671	1,677
Depreciation, amortization, and impairment	77	309	3,357	818
Research and development	897	870	3,320	5,576
Total operating expenses	2,524	3,270	14,511	38,845
Loss from continuing operations before other income (expense)	(2,534)	(2,947)	(14,148)	(38,530)
OTHER INCOME (EXPENSE):
Change in fair value of derivative liabilities	945	321	3,160	9,316
Interest expense, net of interest income	(59)	(11)	(417)	(55)
Total other income (expense)	886	310	2,743	9,261
LOSS FROM CONTINUING OPERATIONS BEFORE PROVISION FOR INCOME TAXES	(1,648)	(2,637)	(11,405)	(29,269)
DISCONTINUED OPERATIONS:
Loss from discontinued operations		(590)	(2,300)	(4,181)
Gain on disposal of discontinued operations	2		57	636
Total discontinued operations	2	(590)	(2,243)	(3,545)
PROVISION FOR INCOME TAXES			(2)	(22)
NET LOSS	$ (1,646)	$ (3,227)	$ (13,650)	$ (32,836)
NET LOSS PER SHARE
Basic and diluted: Continuing operations	$ (0.03)	$ (0.06)	$ (0.23)	$ (0.64)
Discontinued operations		(0.01)	(0.04)	(0.08)
Total	$ (0.03)	$ (0.07)	$ (0.27)	$ (0.72)
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	53,819	48,960	51,010	45,500